Note 3 - Loans and Allowance for Loan Losses (Detail) - TDR Loan Modifications (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Residential real estate
Troubled Debt Restructuring	$ 16,954	$ 9,355
Performing to Modified Terms [Member] | Interest Only Payments [Member] | Commercial Real Estate Owner Occupied [Member]
Residential real estate
Troubled Debt Restructuring		680
Performing to Modified Terms [Member] | Interest Only Payments [Member] | Commercial Real Estate Nonowner Occupied [Member]
Residential real estate
Troubled Debt Restructuring	9,856	6,296
Performing to Modified Terms [Member] | Interest Only Payments [Member] | Construction [Member]
Residential real estate
Troubled Debt Restructuring		674
Performing to Modified Terms [Member] | Interest Only Payments [Member] | Commercial and Industrial [Member]
Residential real estate
Troubled Debt Restructuring		334
Performing to Modified Terms [Member] | Rate Reduction [Member] | Residential Real Estate Loans [Member]
Residential real estate
Troubled Debt Restructuring	420	420
Performing to Modified Terms [Member] | Rate Reduction [Member] | Commercial Real Estate Owner Occupied [Member]
Residential real estate
Troubled Debt Restructuring	440	449
Performing to Modified Terms [Member] | Maturity Extension at Lower Stated Rate Than Market Rate [Member] | Commercial Real Estate Owner Occupied [Member]
Residential real estate
Troubled Debt Restructuring	191	219
Performing to Modified Terms [Member] | Reduction of Principal and Interest Payments [Member] | Commercial Real Estate Owner Occupied [Member]
Residential real estate
Troubled Debt Restructuring	4,222
Performing to Modified Terms [Member] | Reduction of Principal and Interest Payments [Member] | Commercial Real Estate Nonowner Occupied [Member]
Residential real estate
Troubled Debt Restructuring	670
Performing to Modified Terms [Member]
Residential real estate
Troubled Debt Restructuring	15,799	9,072
Nonperforming to Modified Terms (Member) | Interest Only Payments [Member] | Residential Real Estate Loans [Member]
Residential real estate
Troubled Debt Restructuring	180	283
Nonperforming to Modified Terms (Member) | Interest Only Payments [Member] | Commercial Real Estate Owner Occupied [Member]
Residential real estate
Troubled Debt Restructuring	675
Nonperforming to Modified Terms (Member) | Interest Only Payments [Member] | Commercial Real Estate Nonowner Occupied [Member]
Residential real estate
Troubled Debt Restructuring	300
Nonperforming to Modified Terms (Member)
Residential real estate
Troubled Debt Restructuring	1,155	283
Interest Only Payments [Member] | Residential Real Estate Loans [Member]
Residential real estate
Troubled Debt Restructuring	180	283
Interest Only Payments [Member] | Commercial Real Estate Owner Occupied [Member]
Residential real estate
Troubled Debt Restructuring	675	680
Interest Only Payments [Member] | Commercial Real Estate Nonowner Occupied [Member]
Residential real estate
Troubled Debt Restructuring	10,156	6,296
Interest Only Payments [Member] | Construction [Member]
Residential real estate
Troubled Debt Restructuring		674
Interest Only Payments [Member] | Commercial and Industrial [Member]
Residential real estate
Troubled Debt Restructuring		334
Rate Reduction [Member] | Residential Real Estate Loans [Member]
Residential real estate
Troubled Debt Restructuring	420	420
Rate Reduction [Member] | Commercial Real Estate Owner Occupied [Member]
Residential real estate
Troubled Debt Restructuring	440	449
Maturity Extension at Lower Stated Rate Than Market Rate [Member] | Commercial Real Estate Owner Occupied [Member]
Residential real estate
Troubled Debt Restructuring	191	219
Reduction of Principal and Interest Payments [Member] | Commercial Real Estate Owner Occupied [Member]
Residential real estate
Troubled Debt Restructuring	4,222
Reduction of Principal and Interest Payments [Member] | Commercial Real Estate Nonowner Occupied [Member]
Residential real estate
Troubled Debt Restructuring	$ 670